Derivative Liabilities (Details) - Schedule of Fair Value of the Derivative Warrant Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value of the Derivative Warrant Liability [Abstract]
Balance at beginning	$ 2,216	$ 137
Issuance of warrants in connection with the IPO		8,220
Change in fair value	(841)	(2,822)	$ 75
Classification to additional paid in capital		(3,319)
Balance at ending	$ 1,375	$ 2,216	$ 137